Deferred Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Deferred Policy Acquisition Costs [Line Items]
Balance, beginning of year	$ 2,603,307		$ 4,858,136		$ 5,352,713
Capitalization	812,006	[1]	737,390	[1]	952,734	[1]
Interest	186,157		222,229		205,772
Amortization	(1,204,862)		(1,643,969)		(423,355)
Change in shadow DAC	2,423,607		(1,570,479)		(1,229,728)
Balance, end of year	$ 4,820,215		$ 2,603,307		$ 4,858,136

[1]	Reflects prospective adoption, in 2012, of new acquisition cost guidance. See note 2 for adoption impact.